REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2022
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reservation rights and obligations

	3/31/2022	12/31/2021
Current assets
Fuel consumption bill - CCC	593,241	583,863
Reimbursement of fixed assets in progress – AIC (a)	211,094	184,985
	804,335	768,848

Non-current assets
Fuel consumption bill - CCC	5,457,263	5,569,712
Reimbursement of fixed assets in progress– AIC (a)	451,576	397,737
CCC - ECL provision	(340,063)	(340,063)
	5,568,776	5,627,386

Total right of reimbursement	6,373,111	6,396,234

Current liabilities
Angra 2 Detour	—	22,259
PROINFA	1,199,689	836,744
	1,199,689	859,003

Total repayment obligation	1,199,689	859,003